UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Mortgage Opportunites Fund

The fund's portfolio
2/28/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (90.0%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (90.0%)

Federal National Mortgage Association Pass-Through Certificates
5.00%, TBA, 3/1/47			$1,000,000	$1,096,094
4.50%, TBA, 3/1/47			1,000,000	1,074,844
3.50%, TBA, 4/1/47			2,000,000	2,046,484
3.50%, TBA, 3/1/47			2,000,000	2,050,312
3.00%, TBA, 4/1/47			1,000,000	991,836
3.00%, TBA, 3/1/47			1,000,000	993,594
2.50%, TBA, 3/1/47			1,000,000	952,656

				9,205,820

Total U.S. government and agency mortgage obligations (cost $9,167,891)				$9,205,820

MORTGAGE-BACKED SECURITIES (88.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (35.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 4421, Class PS, IO, 5.41%, 2/15/44			$195,722	$26,178
IFB Ser. 4073, Class AS, IO, 5.28%, 8/15/38			148,296	15,181
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			123,230	23,495
Ser. 4462, IO, 4.00%, 4/15/45			187,826	34,594
Ser. 4462, Class PI, IO, 4.00%, 4/15/45			192,463	33,854
Ser. 4425, IO, 4.00%, 1/15/45			177,996	32,965
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			101,178	21,683
Ser. 4389, Class IA, IO, 4.00%, 9/15/44			123,506	21,996
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			108,853	14,031
Ser. 4386, Class LI, IO, 4.00%, 2/15/43(F)			172,252	23,559
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			194,808	37,988
Ser. 4015, Class GI, IO, 4.00%, 3/15/27			464,521	52,755
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			440,836	72,306
Ser. 4591, Class QI, IO, 3.50%, 4/15/46			288,454	45,521
Ser. 4580, Class ID, IO, 3.50%, 8/15/45			200,904	32,848
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			116,619	16,803
Ser. 4531, Class PI, IO, 3.50%, 5/15/43			189,114	27,522
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			206,587	21,304

Federal National Mortgage Association
IFB Ser. 11-4, Class CS, 11.343%, 5/25/40(F)			31,701	36,606
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			165,223	39,347
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40			230,234	22,770
IFB Ser. 12-86, Class CS, IO, 5.322%, 4/25/39(F)			195,152	20,726
IFB Ser. 12-68, Class BS, IO, 5.222%, 7/25/42(F)			110,335	19,482
IFB Ser. 10-140, Class GS, IO, 5.222%, 7/25/39			217,044	23,264
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46			131,000	21,615
Ser. 14-95, Class TI, IO, 4.00%, 5/25/39			374,237	36,675
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			477,562	75,569
Ser. 12-90, Class EI, IO, 3.50%, 2/25/39			260,991	26,752
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37			453,233	26,681
Ser. 16-50, Class PI, IO, 3.00%, 8/25/46			180,909	28,638
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43			159,075	17,896
Ser. 12-147, Class AI, IO, 3.00%, 10/25/27			408,932	37,826

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			108,754	25,557
IFB Ser. 13-182, Class SP, IO, 5.919%, 12/20/43			227,033	42,694
IFB Ser. 11-156, Class SK, IO, 5.819%, 4/20/38			100,217	21,421
IFB Ser. 10-50, Class QS, IO, 5.769%, 12/20/38			438,727	35,647
IFB Ser. 16-77, Class SC, IO, 5.319%, 10/20/45			93,664	18,008
IFB Ser. 14-60, Class SE, IO, 5.319%, 4/20/44			134,690	21,941
Ser. 17-5, IO, 5.00%, 1/20/47			250,911	50,361
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45			237,801	49,938
Ser. 14-182, Class KI, IO, 5.00%, 10/20/44			78,819	16,149
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			75,106	15,130
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40(F)			54,404	11,316
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40(F)			250,339	52,348
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			35,425	7,358
Ser. 16-154, Class IB, IO, 5.00%, 11/20/39			238,367	49,000
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39			192,515	39,962
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			336,916	69,680
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			415,374	88,786
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46			262,660	30,453
Ser. 16-49, IO, 4.50%, 11/16/45			195,776	41,182
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			136,952	26,217
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43			182,667	30,904
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43			169,633	32,576
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42			153,125	31,406
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			153,786	29,898
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40(F)			50,147	9,603
Ser. 16-69, IO, 4.00%, 5/20/46			207,986	33,457
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			195,528	33,340
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45			134,596	23,202
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45			95,106	19,359
Ser. 15-50, IO, 4.00%, 4/20/45			110,178	20,107
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45			326,285	58,353
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45(F)			341,795	74,010
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			195,005	34,349
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45			198,973	31,577
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44			104,842	18,805
Ser. 12-122, Class PI, IO, 4.00%, 4/20/42			149,302	23,340
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38(F)			231,952	16,137
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46(F)			179,425	23,228
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46(F)			369,978	48,880
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45(F)			287,731	47,792
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			107,185	15,625
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45			579,096	91,475
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45(F)			89,337	15,347
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			145,653	21,186
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			149,740	20,034
Ser. 13-14, IO, 3.50%, 12/20/42			234,989	32,358
Ser. 12-51, Class GI, IO, 3.50%, 7/20/40(F)			269,696	32,651
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39			281,306	41,141
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			126,886	12,317
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28			273,742	29,074
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37(F)			141,089	15,205
Ser. 16-H23, Class NI, IO, 2.715%, 10/20/66			432,260	61,813
Ser. 15-H25, Class CI, IO, 2.451%, 10/20/65			159,379	18,297
Ser. 15-H26, Class DI, IO, 2.413%, 10/20/65			160,205	18,696
Ser. 15-H03, Class DI, IO, 2.389%, 1/20/65			526,523	55,285
Ser. 16-H14, Class AI, IO, 2.354%, 6/20/66			220,224	28,651
Ser. 15-H25, Class BI, IO, 2.329%, 10/20/65			262,701	29,922
FRB Ser. 15-H16, Class XI, IO, 2.321%, 7/20/65			109,352	13,308
Ser. 15-H20, Class CI, IO, 2.293%, 8/20/65			184,924	21,411
Ser. 16-H02, Class HI, IO, 2.258%, 1/20/66			460,948	47,155
Ser. 15-H10, Class HI, IO, 2.116%, 4/20/65			370,831	40,866
Ser. 14-H21, Class AI, IO, 2.09%, 10/20/64			349,247	35,588
Ser. 16-H11, Class HI, IO, 2.082%, 1/20/66			317,205	33,703
Ser. 16-H06, Class HI, IO, 2.066%, 2/20/66			191,583	18,622
Ser. 15-H24, Class HI, IO, 2.033%, 9/20/65			375,797	31,529
Ser. 16-H18, Class QI, IO, 1.907%, 6/20/66			126,786	16,368
Ser. 15-H15, Class JI, IO, 1.901%, 6/20/65			182,742	19,955
Ser. 15-H25, Class EI, IO, 1.803%, 10/20/65			213,807	21,039
Ser. 15-H23, Class DI, IO, 1.80%, 9/20/65			205,540	19,247
Ser. 15-H20, Class AI, IO, 1.792%, 8/20/65			187,222	18,722
Ser. 15-H18, Class IA, IO, 1.785%, 6/20/65			158,510	13,045
Ser. 15-H23, Class BI, IO, 1.685%, 9/20/65			127,156	11,927
Ser. 15-H26, Class EI, IO, 1.678%, 10/20/65			419,337	41,011
Ser. 16-H12, Class AI, IO, 1.619%, 7/20/65			696,648	57,535
Ser. 15-H22, Class EI, IO, 1.575%, 8/20/65			367,405	24,690
Ser. 15-H24, Class BI, IO, 1.574%, 8/20/65			355,153	21,664
Ser. 15-H25, Class AI, IO, 1.573%, 9/20/65			278,987	24,272
Ser. 15-H14, Class BI, IO, 1.547%, 5/20/65			591,725	37,575
Ser. 14-H23, Class BI, IO, 1.522%, 11/20/64			113,410	9,923
Ser. 14-H08, Class CI, IO, 1.451%, 3/20/64			230,069	15,392
Ser. 13-H24, Class AI, IO, 1.448%, 9/20/63			568,864	30,719
Ser. 14-H06, Class BI, IO, 1.439%, 2/20/64			341,077	21,317
Ser. 14-H08, Class BI, IO, 1.423%, 4/20/64			276,727	22,138
Ser. 16-H08, Class GI, IO, 1.391%, 4/20/66			331,408	21,740
Ser. 11-H08, Class GI, IO, 1.216%, 3/20/61			402,949	20,389
FRB Ser. 11-H07, Class FI, IO, 1.194%, 2/20/61			864,438	36,739
Ser. 15-H26, Class CI, IO, 0.683%, 8/20/65			581,886	12,802

				3,641,369
Commercial mortgage-backed securities (32.6%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-4, Class AJ, 5.887%, 2/10/51			60,000	60,786
Ser. 06-4, Class AJ, 5.695%, 7/10/46			39,811	39,753
FRB Ser. 07-3, Class AJ, 5.628%, 6/10/49			80,000	81,016

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.553%, 1/12/45(F)			58,000	55,164

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47			100,000	89,130

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.993%, 3/15/49			18,004	17,877
FRB Ser. 06-C4, Class C, 5.993%, 3/15/49			45,000	44,888

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.104%, 11/10/46			200,000	187,944
FRB Ser. 14-GC21, Class D, 4.835%, 5/10/47			148,000	122,455

COBALT CMBS Commercial Mortgage Trust Ser. 07-C2, Class AJFX, 5.568%, 4/15/47			39,000	39,023

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377%, 12/10/46			89,311	89,374

COMM Mortgage Trust 144A Ser. 14-CR18, Class E, 3.60%, 7/15/47			100,000	63,440

GS Mortgage Securities Trust
Ser. 06-GG8, Class AJ, 5.622%, 11/10/39			11,342	10,548
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			42,000	41,168

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.086%, 7/15/45			17,000	14,604

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.046%, 11/15/45			100,000	95,313
Ser. 14-C25, Class E, 3.332%, 11/15/47			100,000	60,730

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class E, 4.412%, 12/15/47			100,000	93,410

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 06-LDP7, Class B, 5.928%, 4/17/45			74,000	13,461

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class E, 5.619%, 2/15/46			100,000	101,940
FRB Ser. 12-C6, Class E, 5.15%, 5/15/45			100,000	93,860
FRB Ser. 13-C13, Class D, 4.053%, 1/15/46			14,000	12,987
Ser. 13-C13, Class E, 3.986%, 1/15/46			100,000	68,360
Ser. 12-C6, Class G, 2.972%, 5/15/45			100,000	76,510

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.546%, 3/15/39			87,314	86,113
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39			130,000	115,050

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698%, 8/15/47			100,000	83,890
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			100,000	74,760
Ser. 14-C15, Class F, 4.00%, 4/15/47			125,000	84,193
Ser. 14-C17, Class E, 3.50%, 8/15/47			100,000	62,210
Ser. 15-C24, Class D, 3.257%, 5/15/48			19,000	13,194

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44			100,000	97,000
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			29,427	29,154
FRB Ser. 06-HQ8, Class D, 5.493%, 3/12/44			100,000	40,519
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			100,000	99,609

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.293%, 1/11/43			100,000	100,340

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.885%, 5/10/63			45,000	32,171
FRB Ser. 12-C2, Class E, 4.885%, 5/10/63			38,000	34,746

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C23, Class F, 5.653%, 1/15/45			93,078	92,147
Ser. 07-C30, Class AJ, 5.413%, 12/15/43(F)			35,000	34,992

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.776%, 10/15/45			75,000	69,930
Ser. 14-LC18, Class D, 3.957%, 12/15/47			148,000	117,604
Ser. 14-LC16, Class D, 3.938%, 8/15/50			47,000	38,777

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			75,000	77,273
FRB Ser. 14-C19, Class E, 4.97%, 3/15/47			19,000	13,887
FRB Ser. 13-UBS1, Class E, 4.627%, 3/15/46			110,000	79,673
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			118,000	104,952
FRB Ser. 12-C10, Class D, 4.453%, 12/15/45			70,000	62,245
Ser. 14-C19, Class D, 4.234%, 3/15/47			43,000	36,061
Ser. 14-C20, Class D, 3.986%, 5/15/47			110,000	84,944

				3,339,175
Residential mortgage-backed securities (non-agency) (20.6%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, 7.078%, 7/25/25 (Bermuda)			150,000	152,391

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.574%, 8/25/46			106,987	94,524
FRB Ser. 06-OA7, Class 1A2, 1.554%, 6/25/46			100,823	88,296
FRB Ser. 05-59, Class 1A1, 1.109%, 11/20/35			89,404	78,292
FRB Ser. 06-OA10, Class 4A1, 0.968%, 8/25/46			103,455	84,233

Countrywide Home Loan Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, 0.978%, 4/25/46			112,002	95,009

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.528%, 10/25/28			134,997	174,585
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.028%, 9/25/28			95,000	121,810
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.528%, 10/25/28			135,000	168,043
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.528%, 8/25/28			91,000	113,668
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.478%, 4/25/28			100,000	111,274
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.328%, 4/25/28			103,000	113,764
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 6.078%, 10/25/28			30,000	33,289
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.778%, 7/25/25			133,000	144,700
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.328%, 2/25/25			65,431	69,403
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.778%, 5/25/25			16,000	16,765

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 0.958%, 5/25/36(F)			177,435	88,675

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.319%, 6/25/36			98,761	80,811

MortgageIT Trust FRB Ser. 05-3, Class M4, 1.408%, 8/25/35			73,320	60,270

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.958%, 1/25/37			106,113	89,233

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR10, Class 1A3, 2.766%, 9/25/35			83,984	82,600

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 3.071%, 10/25/35			44,428	44,129

				2,105,764

Total mortgage-backed securities (cost $9,074,393)				$9,086,308

ASSET-BACKED SECURITIES (1.4%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 16-5, Class A, 1.942%, 6/10/19			$78,000	$78,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.678%, 2/25/49			68,000	68,000

Total asset-backed securities (cost $146,000)				$146,000

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$98.34		$1,000,000	$11,940

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/98.53		1,000,000	10,647

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Apr-17/102.50		1,000,000	4,800

Total purchased options outstanding (cost $26,875)				$27,387

SHORT-TERM INVESTMENTS (9.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.76%(AFF)		Shares	794,048	$794,048

U.S. Treasury Bills 0.513%, 5/11/17			$5,000	4,995

U.S. Treasury Bills 0.468%, 3/23/17(SEGCCS)			173,000	172,958

Total short-term investments (cost $971,994)				$972,001

TOTAL INVESTMENTS

Total investments (cost $19,387,153)(b)				$19,437,516

WRITTEN OPTIONS OUTSTANDING at 2/28/17 (premiums $26,875) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$99.08	$1,000,000	$7,319
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.27	1,000,000	6,342
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.81	1,000,000	3,984
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/100.00	1,000,000	3,340
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Apr-17/102.50	1,000,000	6,800

Total			$27,785

TBA SALE COMMITMENTS OUTSTANDING at 2/28/17 (proceeds receivable $3,046,992) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.50%, 3/1/47	$2,000,000	3/13/17	$2,050,312
Federal National Mortgage Association, 3.00%, 3/1/47	1,000,000	3/13/17	993,594

Total			$3,043,906

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$714,500	(E)	$3,225	3/15/47	3 month USD-LIBOR-BBA	2.704%	$21,104
	3,377,400	(E)	(5,644)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(51,673)
	1,429,900	(E)	(1,588)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(10,138)
	6,227,300	(E)	(1,837)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(3,213)
	315,000		(4)	1/5/27	3 month USD-LIBOR-BBA	2.38%	2,226
	271,000		(4)	1/5/27	3 month USD-LIBOR-BBA	2.3795%	1,903
	104,000		(1)	1/6/27	3 month USD-LIBOR-BBA	2.31%	61
	49,000		(1)	1/6/27	3 month USD-LIBOR-BBA	2.28%	(106)
	51,000		(1)	1/9/27	3 month USD-LIBOR-BBA	2.2301%	(353)
	283,000		(4)	1/10/27	3 month USD-LIBOR-BBA	2.2075%	(2,552)
	61,000		(1)	1/10/27	2.29333%	3 month USD-LIBOR-BBA	68
	135,000		(2)	1/10/27	2.294%	3 month USD-LIBOR-BBA	143
	38,800		(1)	1/17/27	3 month USD-LIBOR-BBA	2.19%	(426)
	38,800		(1)	1/17/27	3 month USD-LIBOR-BBA	2.197%	(401)
	121,000		(2)	1/17/27	2.30308%	3 month USD-LIBOR-BBA	71
	64,000		(1)	1/20/27	3 month USD-LIBOR-BBA	2.233%	(459)
	139,000		(2)	1/23/27	2.3345%	3 month USD-LIBOR-BBA	(273)
	134,000		(2)	1/23/27	2.35299%	3 month USD-LIBOR-BBA	(491)
	46,500		(1)	1/23/27	2.3785%	3 month USD-LIBOR-BBA	(279)
	46,500		(1)	1/23/27	2.37025%	3 month USD-LIBOR-BBA	(244)
	119,000		(2)	1/24/27	2.3735%	3 month USD-LIBOR-BBA	(655)
	71,000		(1)	1/25/27	3 month USD-LIBOR-BBA	2.335%	137
	77,000		(1)	1/25/27	3 month USD-LIBOR-BBA	2.3025%	(81)
	179,000		(2)	1/27/27	2.3956%	3 month USD-LIBOR-BBA	(1,326)
	124,000		(2)	1/27/27	2.4322%	3 month USD-LIBOR-BBA	(1,334)
	67,000		(1)	1/30/27	2.4455%	3 month USD-LIBOR-BBA	(794)
	54,000		(1)	2/1/27	3 month USD-LIBOR-BBA	2.394%	379
	1,109,000		(4)	2/6/19	1.5095%	3 month USD-LIBOR-BBA	736
	266,500		(4)	2/6/27	3 month USD-LIBOR-BBA	2.39%	1,703
	237,000		(3)	2/6/27	3 month USD-LIBOR-BBA	2.3805%	1,309
	160,000		(5)	2/7/47	3 month USD-LIBOR-BBA	2.649%	2,307
	13,000		—	2/9/27	3 month USD-LIBOR-BBA	2.37422%	63
	351,000		(5)	2/13/27	3 month USD-LIBOR-BBA	2.283%	(1,311)
	370,000		(5)	2/15/27	2.3595%	3 month USD-LIBOR-BBA	(1,191)
	136,000		(2)	2/17/27	2.43757%	3 month USD-LIBOR-BBA	(1,396)
	119,000		(2)	2/17/27	2.4515%	3 month USD-LIBOR-BBA	(1,373)
	207,000		(3)	2/21/27	3 month USD-LIBOR-BBA	2.3495%	407
	73,000		(1)	2/23/27	2.4205%	3 month USD-LIBOR-BBA	(613)
	120,500		(2)	2/28/27	3 month USD-LIBOR-BBA	2.3005%	(331)
	120,500		(2)	2/28/27	3 month USD-LIBOR-BBA	2.29432%	(399)
	213,000		(7)	3/1/47	3 month USD-LIBOR-BBA	2.5915%	135
	525,000	(E)	(4)	3/2/22	1.996%	3 month USD-LIBOR-BBA	12

	Total		$(5,932)	$(48,648)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$328,367	$—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$53
261,253	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	42
752,781	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(36)
Credit Suisse International
1,562,575	—	1/12/41	3.50% ( 1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	75
589,620	—	1/12/41	4.00% ( 1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(95)
150,119	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24)
129,758	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21)
Goldman Sachs International
163,818	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(26)
809,794	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(39)
53,926	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	104
JPMorgan Securities LLC
88,176	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14)
217,934	—	1/12/44	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	35

Total	$—	$54

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	$34	$6,000	1/17/47	300 bp	$(544)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	(1,078)	16,000	1/17/47	(300 bp)	464
	CMBX NA BB Index	—	(10,385)	74,000	1/17/47	(500 bp)	3,530
	CMBX NA A Index	A/P	3,349	91,000	1/17/47	200 bp	(507)
	CMBX NA BB Index	—	(35)	2,000	5/11/63	(500 bp)	400
	CMBX NA BB Index	—	(10,805)	66,000	1/17/47	(500 bp)	1,606
	CMBX NA BB Index	—	(194)	20,000	1/17/47	(500 bp)	3,567
	CMBX NA BB Index	—	(1,328)	7,000	1/17/47	(500 bp)	(9)
	CMBX NA BBB- Index	BBB-/P	79	1,000	5/11/63	300 bp	(50)
	CMBX NA BBB- Index	BBB-/P	1,331	16,000	5/11/63	300 bp	(736)
	CMBX NA BBB- Index	BBB-/P	2,715	32,000	5/11/63	300 bp	(1,418)
	CMBX NA BBB- Index	BBB-/P	2,890	44,000	1/17/47	300 bp	(1,350)
	CMBX NA BBB- Index	BBB-/P	6,086	77,000	1/17/47	300 bp	(1,334)
	CMBX NA BBB- Index	BBB-/P	30,305	410,000	1/17/47	300 bp	(9,205)
	Goldman Sachs International
	CMBX NA BB Index	—	(3,069)	30,000	5/11/63	(500 bp)	3,466
	CMBX NA BB Index	—	(3,027)	20,000	1/17/47	(500 bp)	734
	CMBX NA BB Index	—	(5,114)	35,000	5/11/63	(500 bp)	2,511
	CMBX NA BB Index	—	(16,738)	99,000	1/17/47	(500 bp)	1,878
	CMBX NA BB Index	—	(1,218)	6,000	1/17/47	(500 bp)	(90)
	CMBX NA BBB- Index	BBB-/P	79	1,000	5/11/63	300 bp	(50)
	CMBX NA BBB- Index	BBB-/P	68	1,000	5/11/63	300 bp	(61)
	CMBX NA BBB- Index	BBB-/P	520	6,000	5/11/63	300 bp	(255)
	CMBX NA BBB- Index	BBB-/P	580	7,000	5/11/63	300 bp	(324)
	CMBX NA BBB- Index	BBB-/P	844	10,000	5/11/63	300 bp	(448)
	CMBX NA BBB- Index	BBB-/P	1,266	15,000	5/11/63	300 bp	(672)
	CMBX NA BBB- Index	BBB-/P	1,382	16,000	5/11/63	300 bp	(685)
	CMBX NA BBB- Index	BBB-/P	4,408	47,000	5/11/63	300 bp	(1,663)
	CMBX NA BBB- Index	BBB-/P	5,717	63,000	5/11/63	300 bp	(2,420)
	CMBX NA BBB- Index	BBB-/P	5,788	77,000	5/11/63	300 bp	(4,158)
	CMBX NA BBB- Index	BBB-/P	29,572	344,000	5/11/63	300 bp	(14,861)
	CMBX NA BBB- Index	—	(2,291)	34,000	1/17/47	(300 bp)	986
	CMBX NA BBB- Index	—	(1,086)	16,000	1/17/47	(300 bp)	455
	CMBX NA BBB- Index	—	(897)	13,000	1/17/47	(300 bp)	356
	CMBX NA BBB- Index	BBB-/P	4,856	57,000	1/17/47	300 bp	(637)
	CMBX NA BBB- Index	BBB-/P	6,874	93,000	1/17/47	300 bp	(2,088)
	CMBX NA BBB- Index	BBB-/P	8,601	99,000	1/17/47	300 bp	(939)
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(3,374)	24,000	5/11/63	(500 bp)	1,854
	CMBX NA BB Index	—	(2,659)	20,000	5/11/63	(500 bp)	1,698
	CMBX NA BB Index	—	(2,610)	18,000	5/11/63	(500 bp)	1,311
	CMBX NA BB Index	—	(2,301)	16,000	5/11/63	(500 bp)	1,184
	CMBX NA BB Index	—	(8,124)	52,000	1/17/47	(500 bp)	1,655
	CMBX NA BB Index	—	(5,433)	34,000	1/17/47	(500 bp)	961
	CMBX NA BB Index	—	(5,261)	32,000	1/17/47	(500 bp)	756
	CMBX NA BB Index	—	(1,367)	9,000	1/17/47	(500 bp)	325
	CMBX NA BBB- Index	BBB-/P	69	1,000	5/11/63	300 bp	(60)
	CMBX NA BBB- Index	BBB-/P	164	2,000	5/11/63	300 bp	(95)
	CMBX NA BBB- Index	BBB-/P	370	6,000	5/11/63	300 bp	(405)
	CMBX NA BBB- Index	BBB-/P	596	7,000	5/11/63	300 bp	(308)
	CMBX NA BBB- Index	BBB-/P	1,364	12,000	5/11/63	300 bp	(186)
	CMBX NA BBB- Index	BBB-/P	768	12,000	5/11/63	300 bp	(782)
	CMBX NA BBB- Index	BBB-/P	639	12,000	5/11/63	300 bp	(911)
	CMBX NA BBB- Index	BBB-/P	611	12,000	5/11/63	300 bp	(939)
	CMBX NA BBB- Index	BBB-/P	1,109	13,000	5/11/63	300 bp	(570)
	CMBX NA BBB- Index	BBB-/P	618	14,000	5/11/63	300 bp	(1,190)
	CMBX NA BBB- Index	BBB-/P	1,570	16,000	5/11/63	300 bp	(496)
	CMBX NA BBB- Index	BBB-/P	1,494	27,000	5/11/63	300 bp	(1,994)
	CMBX NA BBB- Index	BBB-/P	3,907	72,000	5/11/63	300 bp	(5,393)
	CMBX NA BBB- Index	BBB-/P	6,744	86,000	5/11/63	300 bp	(4,364)
	CMBX NA BBB- Index	—	(323)	6,000	1/17/47	(300 bp)	255
	CMBX NA BBB- Index	BBB-/P	1,451	12,000	1/17/47	300 bp	294
	CMBX NA BBB- Index	BBB-/P	1,225	15,000	1/17/47	300 bp	(221)

	Total		$51,326	$(32,172)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,228,570.
(b)	The aggregate identified cost on a tax basis is $19,387,153, resulting in gross unrealized appreciation and depreciation of $530,559 and $480,196, respectively, or net unrealized appreciation of $50,363.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,466,890	$4,422,398	$5,095,240	$5,797	$794,048
	Totals	$1,466,890	$4,422,398	$5,095,240	$5,797	$794,048
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
At the close of the reporting period, the fund maintained liquid assets totaling $7,422,997 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $84,995 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$146,000	$—
Mortgage-backed securities	—	9,086,308	—
Purchased options outstanding	—	27,387	—
U.S. government and agency mortgage obligations	—	9,205,820	—
Short-term investments	794,048	177,953	—

Totals by level	$794,048	$18,643,468	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(27,785)	$—
TBA sale commitments	—	(3,043,906)	—
Interest rate swap contracts	—	(42,716)	—
Total return swap contracts	—	54	—
Credit default contracts	—	(83,498)	—

Totals by level	$—	$(3,197,851)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$118,570	$202,068
Interest rate contracts	57,281	100,341

Total	$175,851	$302,409

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$2,600,000
Written TBA commitment option contracts (contract amount)		$4,200,000
Centrally cleared interest rate swap contracts (notional)		$16,400,000
OTC total return swap contracts (notional)		$5,400,000
OTC credit default contracts (notional)		$1,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$7,408	$—	$—	$—	$—	$7,408
	OTC Total return swap contracts*#	95	—	75	104	—	35	309
	OTC Credit default contracts*#	—	—	33,383	43,736	—	41,451	118,570
	Purchased options#	—	—	—	—	27,387	—	27,387

	Total Assets	$95	$7,408	$33,458	$43,840	$27,387	$41,486	$153,674

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	5,770	—		—	—	5,770
	OTC Total return swap contracts*#	36	—	140	65	—	14	255
	OTC Credit default contracts*#	578	—	61,355	99,816	—	40,319	202,068
	Written options#	—	—	—	—	27,785	—	27,785

	Total Liabilities	$614	$5,770	$61,495	$99,881	$27,785	$40,333	$235,878

	Total Financial and Derivative Net Assets	$(519)	$1,638	$(28,037)	$(56,041)	$(398)	$1,153	$(82,204)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—
	Net amount	$(519)	$1,638	$(28,037)	$(56,041)	$(398)	$1,153

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017